Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) PSU	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of other equity instruments [line items]
Number outstanding	604,692
PSU liability at Sept 30, 2019 | $	$ 19,069	$ 10,756	$ 1,430
Grant Year 2017 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2020
Number outstanding	204,142
Estimated Value Per PSU at Maturity	28.46
Anticipated performance factor at maturity	199.00%
Percent of vesting period complete	92.00%
PSU liability at Sept 30, 2019 | $	$ 10,668
Grant Year 2018 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2021
Number outstanding	213,820
Estimated Value Per PSU at Maturity	28.46
Anticipated performance factor at maturity	192.00%
Percent of vesting period complete	59.00%
PSU liability at Sept 30, 2019 | $	$ 6,895
Grant Year 2019 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2022
Number outstanding	186,730
Estimated Value Per PSU at Maturity	28.45
Anticipated performance factor at maturity	111.00%
Percent of vesting period complete	26.00%
PSU liability at Sept 30, 2019 | $	$ 1,506